Financial Assets and Financial Liabilities_Day One Gain Or Loss(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Aggregate Difference Between Fair Value At Initial Recognition And Amount Determined Using Valuation Technique Yet To Be Recognised Abstract [Abstract]
Balance at the beginning of the period	₩ 22,814	₩ 39,033
New transactions and others	131,504	58,445
Changes during the period	(92,163)	(74,664)
Balance at the end of the year	₩ 62,155	₩ 22,814